SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Annual gross revenue	$ 1,235,000,000
Exceeds amount of common stock held by non-affiliates	700,000,000.0		$ 700,000,000.0
Issuance of non-convertible debt securities	1,000,000,000.0
Cash equivalents	0	$ 0	0
Unrecognized tax benefits accrued for interest and penalties	0	0	0
Federal depository insurance coverage	250,000		250,000
Unrealized loss on fair value of debt			766,257
Change in the fair value	2,424,673	2,424,673
IPO
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs	584,295
Offering costs adjusted in additional paid-in capital	6,923,888
Class B Common Stock | IPO
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs, fair value	1,837,821
Class A Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock subject to possible redemption	$ 12,680,351	$ 37,456,519	$ 12,680,351	$ 12,250,697	$ 12,113,719	$ 38,204,207
Anti-dilutive securities attributable to warrants (in Shares)	8,946,731
Warrant | IPO
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs	$ 494,344